Segments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Assets	£ 299,064	£ 288,488	£ 289,381
Customer deposits	191,732	177,821	172,131
Corporate loans	24,474	27,043
Profit before tax	552	981	1,567
Retail Banking
Disclosure of operating segments [line items]
Assets	195,142	185,920	177,959
Customer deposits	152,167	142,735	139,976
Profit before tax	1,084	1,092	1,431
Retail Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Assets	(2,000)
Customer deposits	(3,100)
Profit before tax	18	(36)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Assets	17,626	18,391	19,858
Customer deposits	24,985	20,546	19,695
Profit before tax	(165)	140	243
Corporate & Commercial Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Assets	2,000
Customer deposits	3,100
Corporate loans	400
Profit before tax	(9)	24
Corporate & Commercial Banking | Bottom of Range
Disclosure of operating segments [line items]
Annual turnover of business	2
Corporate & Commercial Banking | Top of Range
Disclosure of operating segments [line items]
Annual turnover of business	500
Corporate & Investment Banking
Disclosure of operating segments [line items]
Annual turnover of business	(500)
Assets	2,784	4,046	3,244
Customer deposits	6,506	6,102	4,853
Profit before tax	(8)	(36)	(24)
Corporate & Investment Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Profit before tax	(10)	(1)
Corporate & Investment Banking | Bottom of Range
Disclosure of operating segments [line items]
Annual turnover of business	500
Corporate Centre
Disclosure of operating segments [line items]
Assets	83,512	80,131	88,320
Customer deposits	8,074	8,438	7,607
Profit before tax	(359)	(215)	£ (83)
Corporate Centre | Reclassified Amounts
Disclosure of operating segments [line items]
Corporate loans	(400)
Profit before tax	£ 1	£ 13